Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Loans
Loans	$ 341,089	$ 332,111	$ 324,913	$ 324,311
Non-accrual loans	5,978	4,715		5,403
Loans greater than ninety days delinquent and still accruing interest		55		25
Accrual
Loans
Troubled debt restructurings	593	1,500		3,900
Nonaccrual
Loans
Non-accrual loans	6,000	4,700		5,400
Troubled debt restructurings	2,200	1,800
Pass
Loans
Loans	318,963	306,818		297,641
Special Mention
Loans
Loans	8,512	7,681		8,856
Substandard
Loans
Loans	13,614	17,612		17,814
Doubtful
Loans
Number of loans classified as doubtful	0	0
Commercial, financial and agricultural
Loans
Loans	20,908	20,924		20,608
Commercial, financial and agricultural | Pass
Loans
Loans	20,741	20,826		19,827
Commercial, financial and agricultural | Special Mention
Loans
Loans	52	27		499
Commercial, financial and agricultural | Substandard
Loans
Loans	115	71		282
Real estate: Construction
Loans
Loans	15,232	13,052	12,302	11,767
Real estate: Construction | Pass
Loans
Loans	12,182	8,595		6,764
Real estate: Construction | Special Mention
Loans
Loans	1,222	2,047
Real estate: Construction | Substandard
Loans
Loans	1,828	2,410		5,003
Real estate: Mortgage-residential
Loans
Loans	38,363	38,892	38,779	38,337
Non-accrual loans	663	357		623
Real estate: Mortgage-residential | Pass
Loans
Loans	35,900	36,493		37,063
Real estate: Mortgage-residential | Special Mention
Loans
Loans	1,186	1,677		305
Real estate: Mortgage-residential | Substandard
Loans
Loans	1,277	722		969
Real estate: Mortgage-commercial
Loans
Loans	233,769	226,575	221,880	220,288
Non-accrual loans	5,224	4,263		4,749
Loans greater than ninety days delinquent and still accruing interest		55		25
Real estate: Mortgage-commercial | Pass
Loans
Loans	217,627	208,825		200,984
Real estate: Mortgage-commercial | Special Mention
Loans
Loans	5,899	3,803		8,009
Real estate: Mortgage-commercial | Substandard
Loans
Loans	10,243	13,947		11,295
Consumer: Home equity
Loans
Loans	25,437	27,173	26,945	27,976
Consumer: Home equity | Pass
Loans
Loans	25,156	26,604		27,692
Consumer: Home equity | Special Mention
Loans
Loans	139	124		38
Consumer: Home equity | Substandard
Loans
Loans	142	445		246
Consumer: Other
Loans
Loans	7,380	5,495	5,266	5,335
Non-accrual loans	7	10		19
Consumer: Other | Pass
Loans
Loans	7,357	5,475		5,311
Consumer: Other | Special Mention
Loans
Loans	14	3		5
Consumer: Other | Substandard
Loans
Loans	$ 9	$ 17		$ 19